Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	2019	2018	2017
Taxes (*)	(38,977)	(45,536)	(54,883)
Salaries and social security contributions	(28,860)	(32,433)	(35,812)
Services and fees	(37,915)	(44,137)	(58,511)
Office expenses	(5,190)	(10,209)	(11,620)
Amortization and depreciation (**)	(9,935)	(9,225)	(7,640)
Maintenance expenses	(1,717)	(3,101)	(4,215)
Advertising	(3,367)	(4,722)	(3,044)
Insurance	(1,689)	(2,037)	(2,289)
Charter service	(799)	(830)	(830)
Bad debts recovery	2,908	3,190	268
Bad debts	(33,876)	(12,748)	(7,672)
Other	(8,874)	(10,111)	(7,953)
	(168,291)	(171,899)	(194,201)

(*) Mainly included tax from taxes over banks transactions and tax on revenue.